BetaBuilders U.S. Treasury Bond 20+ Year ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
BetaBuilders U.S. Treasury Bond 20+ Year ETF | ETF
Prospectus [Line Items]
Annual Return [Percent]	4.33%	(7.74%)